Explanatory Note — This Form N-CSR/A for MH Elite Portfolio of Funds Trust  (the “Registrant”) is being filed to provide updated certification 302 disclosures for Item 10 Exhibit 10 (b) 1 and Exhibit 10 (b) 2. Other than the aforementioned Item 10 disclosures, no other information or disclosures contained in the Form N-CSR filed on March 10, 2014 is being amended by this Form N-CSR/A. The Annual Reports filed in Item 1 of the Form N-CSR filed on March 10, 2014 are incorporated by reference into this filing.